FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measured on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$243,129,959
Liabilities:
Warrant liabilities	3	2,419,470

Schedule of fair value Black-Scholes option pricing model

The key inputs into the Black-Scholes option pricing model for the private warrants were as follows for the relevant periods:

Input	February 6, 2020	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.47%	0.41%	0.34%	0.33%	0.40%
Expected term (years)	5.5	5.5	5.5	5.5	5.3
Expected volatility	18.9%	21.5%	22.4%	23.7%	55.1%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50

Schedule of Fair Value of Warrant Liabilities

The key inputs into the Black-Scholes option pricing model for the private warrants were as follows for the relevant periods:

	March 31, 2021	March 12, 2021
Expected term (years)	4.9	5.0
Expected volatility	62.6%	70.0%
Risk-free interest rate	0.90%	0.85%
Exercise Price	$11.50	$11.50

The change in fair value of the warrant liabilities for the period from February 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant Liabilities
Fair value as of February 6, 2020 (inception)	$—
Initial measurement on February 6, 2020(1)	423,330
Change in fair value of warrant liabilities	(6,180)

Fair value as of March 31, 2020	417,150
Change in fair value of warrant liabilities	71,070

Fair value as of June 30, 2020	488,220
Change in fair value of warrant liabilities	49,440

Fair value as of September 30, 2020	537,660
Change in fair value of warrant liabilities	1,881,810

Fair value as of December 31, 2020	$2,419,470

(1)	Includes 277,500 warrants issued on February 6, 2020 and 31,500 warrants issued on February 10, 2020 as a result of the Over-Allotment Private Placement.